Income taxes (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Domestic and Foreign Source Component of Profit/(Loss) Before Income Taxes
The domestic and foreign source component of profit/(loss) before income taxes is as follows:

	Year ended March 31,
	2020	2019	2018
Domestic	$(2,795)	$(2,742)	$(4,439)
Foreign	146,747	133,894	106,306

Profit before income taxes	$143,952	$131,152	$101,867

Income Tax Expense
The Company’s income tax expense consists of the following:

	Year ended March 31,
	2020	2019	2018
Current taxes
Domestic taxes	$—	$—	$—
Foreign taxes	31,270	27,526	24,494

	31,270	27,526	24,494

Deferred taxes
Domestic taxes	—	—	—
Foreign taxes	(4,087)	(1,807)	(9,063)

	(4,087)	(1,807)	(9,063)

Income tax expense	$27,183	$25,719	$15,431

Income Taxes Recognized Directly in Equity
Income taxes recognized directly in equity are as follows:

	Year ended March 31,
	2020	2019	2018
Current taxes:
Excess tax deductions related to share-based payments	(998)	(1,260)	(685)

	$(998)	$(1,260)	$(685)

Deferred taxes:
Excess tax deductions related to share-based payments	807	46	(1,135)

	$807	$46	$(1,135)

Total income tax recognized directly in equity	$(191)	$(1,214)	$(1,820)

Income Taxes Recognized in Other Comprehensive Income
Income taxes recognized in other comprehensive income are as follows:

	Year ended March 31,
	2020	2019	2018
Current taxes	—	—	—
Deferred taxes:
Unrealized gain/(loss) on cash flow hedging derivatives	(2,939)	1,877	(9,409)
Pension liability	(189)	(939)	—

Total income tax recognized directly in other comprehensive income	$(3,128)	$938	$(9,409)

Reconciliation of Estimated Income Tax to Provision for Income Taxes
The reconciliation of estimated income tax to income tax expense:

	Year ended March 31,
	2020	2019	2018
Profit before income taxes	$143,952	$131,152	$101,867
Income tax expense at tax rates applicable to individual entities	43,379	41,264	32,702
Effect of:
Items not deductible for ta x	414	544	221
Exempt income	(18,380)	(16,024)	(11,250)
Non tax deductible goodwill impairment	776		—
(Gain)/loss in respect of which deferred tax (liability)/asset not recognized due to uncertainty and ineligibility to carry forward	178	138	324
Recognition of unutilized tax benefits / Unrecognized losses utilized	(264)	(841)	—
Temporary difference that will reverse during tax holiday period	2,138	614	22
Change in tax rate and law	55	(401)	(5,685)
Provision for uncertain tax position	(409)	—	—
State taxes	61	620	317
Due to acquisitions and merger	—	—	(1,686)
One - time tax on undistributed earnings	—	—	266
Others, ne t	(765)	(195)	200

Income tax expense	$27,183	$25,719	$15,431

Summary of Deferred Taxes Arising from Temporary Differences and Unused Tax Losses
Deferred taxes for the year ended March 31, 2020 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Transition adjustments on adoption of IFRS 16	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$7,073	$—	$(736)	$—	$—	$(745)	$5,592
Net operating loss carry forward	1,287	—	(430)	—	—	(78)	779
Accruals deductible on actual payment	7,358	2,106	1,226	—	189	(1,054)	9,825
Share-based compensation expense	14,120	—	3,917	(807)	—	(1,129)	16,101
Minimum alternate tax	552	—	135	—	—	(58)	629
Others	482	—	(295)	—	—	(57)	130

Total deferred tax assets	$30,872	$2,106	$3,817	$(807)	$189	$(3,121)	$33,056

Deferred tax liabilities:
Intangibles	12,183		(753)	—	—	7	11,437
Unrealized gain/(loss) on cash flow hedging and investments	3,539	—	(5)	—	(2,939)	(243)	352
Others	2,084	—	488	—	—	(192)	2,380

Total deferred tax liabilities	$17,806	$—	$(270)	$—	$(2,939)	$(428)	$14,169

Net deferred tax assets/(liabilities)	$13,066	$2,106	$4,087	$(807)	$3,128	$(2,693)	$18,887

Deferred taxes for the year ended March 31, 2019 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Transition adjustments on adoption of IFRS 15 & IFRS 9	Recognized in statement of income	Recognized in equity	Recognized in/ r eclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$7,291	$—	$321	$—	$—	$(539)	$7,073
Net operating loss carry forward	2,879	—	(1,559)	—	—	(33)	1,287
Accruals deductible on actual payment	7,424	(1,783)	1,214	—	939	(436)	7,358
Share-based compensation expense	12,770	—	1,980	(46)	—	(584)	14,120
Minimum alternate tax	420	—	153	—	—	(21)	552
Others	328	3	174	—	—	(23)	482

Total deferred tax assets	$31,112	$(1,780)	$2,283	$(46)	$939	$(1,636)	$30,872

Deferred tax liabilities:
Intangibles	12,662		(573)	—	—	94	12,183
Unrealized gain/(loss) on cash flow hedging and investments	1,759	—	46	—	1,877	(143)	3,539
Others	1,108	—	1,003	—	—	(27)	2,084

Total deferred tax liabilities	$15,529	$—	$476	$—	$1,877	$(76)	$17,806

Net deferred tax assets/(liabilities)	$15,583	$(1,780)	$1,807	$(46)	$(938)	$(1,560)	$13,066

Deferred taxes for the year ended March 31, 2018 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$5,648	$(11)	$1,623	$—	$—	$31	$7,291
Net operating loss carry forward	5,722	—	(2,950)	—	—	107	2,879
Accruals deductible on actual payment	5,641	—	1,661	—	—	122	7,424
Share-based compensation expense	12,264	—	(702)	1,135	—	73	12,770
Minimum alternate tax	167	—	257	—	—	(4)	420
Others	975	—	(661)	—	—	14	328

Total deferred tax assets	$30,417	$(11)	$(772)	$1,135	$—	$343	$31,112

Deferred tax liabilities:
Intangibles	21,123	6	(8,555)	—	—	88	12,662
Unrealized gain/(loss) on cash flow hedging and investments	12,294	—	(1,280)	—	(9,409)	154	1,759
Others	1,113	—	—	—	—	(5)	1,108

Total deferred tax liabilities	$34,530	$6	$(9,835)	$—	$(9,409)	$237	$15,529

Net deferred tax assets/(liabilities)	$(4,113)	$(17)	$9,063	$1,135	$9,409	$106	$15,583

Deferred Tax Presented in Consolidated Statement of Financial Position
Deferred tax presented in the consolidated statement of financial position is as follows:

	As at
	March 31, 2020	March 31, 2019
Deferred tax assets	28,942	23,772
Deferred tax liabilities	(10,055)	(10,706)

Net deferred tax assets	$18,887	$13,066